Borrowings Under Line of Credit Arrangement and Related Items	12 Months Ended
Dec. 31, 2011
Borrowings Under Line of Credit Arrangement and Related Items [Abstract]
Borrowings Under Line of Credit Arrangement and Related Items

9. Borrowings Under Line of Credit Arrangement and Related Items

     At December 31, 2011, we had a $2,000,000,000 unsecured line of credit arrangement with a consortium of 31 banks with an option to upsize the facility by up to an additional $500,000,000 through an accordion feature, allowing for an aggregate commitment of up to $2,500,000,000. The revolving credit facility is scheduled to expire July 27, 2015. Borrowings under the agreement are subject to interest payable in periods no longer than three months at either the agent bank's prime rate of interest or the applicable margin over LIBOR interest rate, at our option (1.65% at December 31, 2011). The applicable margin is based on certain of our debt ratings and was 1.35% at December 31, 2011. In addition, we pay a facility fee annually to each bank based on the bank's commitment amount. The facility fee depends on certain of our debt ratings and was 0.25% at December 31, 2011. Principal is due upon expiration of the agreement. In addition, at December 31, 2011, we had a $5,000,000 unsecured revolving demand note outstanding and bearing interest at 1.34%.

     The following information relates to aggregate borrowings under the unsecured line of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance outstanding at year end	$610,000	$300,000	$140,000
Maximum amount outstanding at any month end	$710,000	$560,000	$559,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$240,104	$268,762	$241,463
Weighted average interest rate (actual interest
expense divided by average borrowings outstanding)	1.51%	1.48%	1.92%